PREPAID EXPENSES (Details) (USD $)	6 Months Ended		12 Months Ended	51 Months Ended	57 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 New York, New York Lessor [Member]	Jun. 30, 2012 Ontario, Canada Lessor [Member]	Dec. 31, 2009 Consultants [Member]	Jun. 30, 2012 Consultants [Member] Minimum [Member]	Jun. 30, 2012 Consultants [Member] Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares issued							9,000,000	480,000	10,000,000
Value of shares issued, capitalized							$ 444,000	$ 96,000	$ 454,500
Lease expiration date	Oct. 01, 2026
Monthly lease payment	83,333				83,333			400
Length of contract term										12 months	48 months
Statement [Line Items]
Issuance of common stock for compensation, shares						52,408,636
Issuance of common stock for compensation	$ 1,834,302		$ 2,274,737	$ 2,274,737	$ 4,109,039